Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management
Total borrowings and financing (Note 17)	R$ 40,142,347	R$ 25,258,297
(-) Cash and cash equivalents (Note 7)	(4,663,226)	(1,682,606)
(-) Financial investments (Note 8)	(7,707,745)	(3,699,694)
Net debt	27,771,376	19,875,997
Total Equity	42,401,124	36,928,054	R$ 29,857,376	R$ 27,333,533
Total capital (shareholders plus providers of capital)	R$ 70,172,500	R$ 56,804,051
Total	40.00%	35.00%